Consolidated Statements of Financial Position - MXN ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents (Note 5)	$ 8,770,062	$ 5,192,628
Restricted cash and cash equivalents (Note 5.1)	123,081	5,055
Accounts receivable - Net (Note 6)	1,878,238	1,358,227
Receivable from third parties	105,000
Recoverable income taxes (Note 13)	142,970	631,999
Creditable value added tax	274,366	272,325
Inventory	57,101	34,023
Other assets	311,282	221,792
Total current assets	11,662,100	7,716,049
NON-CURRENT ASSETS:
Land, furniture and equipment - Net (Note 7)	184,590	504,385
Intangible assets, airport concessions and goodwill - Net (Note 8)	53,973,349	52,182,311
Investment in joint venture accounted for by the equity method (Note 17.2f)	10,689	8,466
Total assets	65,830,728	60,411,211
CURRENT LIABILITIES:
Short-term bank loans (Note 10)	224,472	808,515
Short term debt (Note 11)	353,672	330,235
Income taxes payable	719,295	29,933
Accounts payable and accrued expenses (Note 9)	2,488,959	1,598,404
Total current liabilities	3,786,398	2,767,087
NON-CURRENT LIABILITIES:
Long-term bank loans (Note 10)	6,603,006	6,119,655
Long-term debt (Note 11)	6,598,397	6,641,941
Deferred income tax (Note 13)	3,044,632	3,165,145
Employee benefits obligations	28,239	24,177
Total liabilities	20,060,672	18,718,005
STOCKHOLDERS' EQUITY (Note 12):
Capital stock	7,767,276	7,767,276
Capital reserves	13,544,107	13,445,231
Other comprehensive income	313,582	321,867
Retained earnings	15,551,586	12,131,610
Controlling interest	37,176,551	33,665,984
Non-Controlling interest	8,593,505	8,027,222
Total stockholders' equity	45,770,056	41,693,206
Total liabilities and stockholders' equity	$ 65,830,728	$ 60,411,211